PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property and Equipment

	December 31,
	2014	2013
Assets:
Office equipment	$52,615	$37,982
Accumulated depreciation and amortization	(25,013)	(10,184)
Carrying value	$27,602	$27,798